Schedule of obligations under lease liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
IfrsStatementLineItems [Line Items]
Minimum lease payments	$ 10,439	$ 203
Present value of minimum lease payments	10,293	195
Future finance charges minimum lease payments	(146)	(8)
Future finance charges on present value of minimum lease payments
Total lease obligations minimum lease payments	10,293	195
Total lease obligations present value of minimum lease payments	10,293	195
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Minimum lease payments	783	57
Present value of minimum lease payments	741	55
Later than one year and not later than five years [member]
IfrsStatementLineItems [Line Items]
Minimum lease payments	9,656	146
Present value of minimum lease payments	$ 9,552	$ 140